Equity Method Based Investees and Discontinued Operations - Summarized Financial Information, Related Parties (Detail) (Frontline [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Frontline [Member]
Schedule of Other Related Party Transactions [Line Items]
Cost of products sold	$ 852	$ 802	$ 618
Selling, general and administrative expenses	(3,127)	(1,800)	(1,700)
Balances with related parties (included in trade payables)	$ 6,408	$ 4,590